Average Annual Total Returns{- Growth Portfolio} - 02.28 VIP Growth Portfolio Initial, Service, Service 2 PRO-09 - Growth Portfolio	VIP Growth Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Growth Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Growth Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	43.89%	21.32%	17.25%	43.77%	21.20%	17.14%	43.55%	21.02%	16.96%	38.26%	20.67%	16.93%